Available-For-Sale And Held-To-Maturity Securities (Schedule Of Amortized Cost And Fair Values Of The Available For Sale Securities And Held To Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		$ 3,190,090	$ 1,641,398
Available for sale securities, unrealized gains	[1]	11,634	1,807
Available-for-sale Securities, Gross unrealized losses	[1]	(20,411)	(13,298)
Available-for-sale securities		3,181,313	1,629,907
Held-to-maturity Securities, Amortized cost	[2]	3,038,405	1,855,399
Held-to-maturity Securities, Gross unrealized gains	[1],[2]	22,595	27,254
Held-to-maturity Securities, Gross unrealized losses	[1],[2]	(20,446)	(7,655)
Held-to-maturity securities, Estimated fair value	[2]	3,040,554	1,874,998
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		4,213	1,700
Available for sale securities, unrealized gains	[1]	2	1
Available-for-sale Securities, Gross unrealized losses	[1]	(18)	(3)
Available-for-sale securities		4,197	1,698
State And Municipal Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		76,066	75,953
Available for sale securities, unrealized gains	[1]		28
Available-for-sale Securities, Gross unrealized losses	[1]	(3,576)	(1,814)
Available-for-sale securities		72,490	74,167
Corporate Fixed Income Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		830,695	321,017
Available for sale securities, unrealized gains	[1]	1,418	743
Available-for-sale Securities, Gross unrealized losses	[1]	(8,602)	(2,352)
Available-for-sale securities		823,511	319,408
Held-to-maturity Securities, Amortized cost	[2]	40,078	40,145
Held-to-maturity Securities, Gross unrealized gains	[1],[2]	30
Held-to-maturity Securities, Gross unrealized losses	[1],[2]		(396)
Held-to-maturity securities, Estimated fair value	[2]	40,108	39,749
Asset-Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		1,858,929	922,563
Available for sale securities, unrealized gains	[1]	9,857	774
Available-for-sale Securities, Gross unrealized losses	[1]	(1,068)	(7,424)
Available-for-sale securities		1,867,718	915,913
Held-to-maturity Securities, Amortized cost	[2]	1,370,300	496,996
Held-to-maturity Securities, Gross unrealized gains	[1],[2]	6,242	2,076
Held-to-maturity Securities, Gross unrealized losses	[1],[2]	(3,396)	(4,139)
Held-to-maturity securities, Estimated fair value	[2]	1,373,146	494,933
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		340,738	306,309
Available for sale securities, unrealized gains	[1]	298	125
Available-for-sale Securities, Gross unrealized losses	[1]	(2,304)	(1,541)
Available-for-sale securities		338,732	304,893
Held-to-maturity Securities, Amortized cost	[2]	1,567,758	1,257,808
Held-to-maturity Securities, Gross unrealized gains	[1],[2]	14,537	23,346
Held-to-maturity Securities, Gross unrealized losses	[1],[2]	(17,037)	(3,105)
Held-to-maturity securities, Estimated fair value	[2]	1,565,258	1,278,049
Mortgage Backed Securities [Member] | Commercial [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		77,417	11,177
Available for sale securities, unrealized gains	[1]	59	134
Available-for-sale Securities, Gross unrealized losses	[1]	(4,703)	(1)
Available-for-sale securities		72,773	11,310
Held-to-maturity Securities, Amortized cost	[2]	59,581	59,521
Held-to-maturity Securities, Gross unrealized gains	[1],[2]	1,786	1,832
Held-to-maturity securities, Estimated fair value	[2]	61,367	61,353
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		2,032	2,679
Available for sale securities, unrealized gains	[1]		2
Available-for-sale Securities, Gross unrealized losses	[1]	(140)	(163)
Available-for-sale securities		1,892	2,518
Held-to-maturity Securities, Amortized cost	[2]	688	929
Held-to-maturity Securities, Gross unrealized losses	[1],[2]	(13)	(15)
Held-to-maturity securities, Estimated fair value	[2]	$ 675	$ 914

[1]	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.